Overview	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Overview

1. Overview

1.1 Company overview

Infosys Limited ('the Company' or Infosys) is a leading provider of consulting, technology, outsourcing and next-generation digital services, enabling clients to execute strategies for their digital transformation. Infosys strategic objective is to build a sustainable organization that remains relevant to the agenda of clients, while creating growth opportunities for employees and generating profitable returns for investors. Infosys strategy is to be a navigator for our clients as they ideate, plan and execute on their journey to a digital future.

Infosys together with its subsidiaries and controlled trusts is herein after referred to as the “Group”.

The Company is a public limited company incorporated and domiciled in India and has its registered office at Bengaluru, Karnataka, India. The Company has its primary listings on the BSE Limited and National Stock Exchange of India Limited in India. The Company’s American Depositary Shares representing equity shares are listed on the New York Stock Exchange (NYSE).

Further, the Company's ADS were also listed on the Euronext London and Euronext Paris.

On July 5, 2018, the Company voluntarily delisted its ADS from Euronext London and Euronext Paris due to low average daily trading volume of its ADS on these exchanges.

The Group's consolidated financial statements are authorized for issue by the company’s Board of Directors on June 19, 2019.

1.2 Basis of preparation of financial statements

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board, under the historical cost convention on the accrual basis except for certain financial instruments which have been measured at fair values. Accounting policies have been applied consistently to all periods presented in these consolidated financial statements.

As the year-end figures are taken from the source and rounded to the nearest digits, the figures reported for the previous quarters might not always add up to the year-end figures reported in this statement.

1.3 Basis of consolidation

Infosys consolidates entities which it owns or controls. The consolidated financial statements comprise the financial statements of the company, its controlled trusts and its subsidiaries. Control exists when the parent has power over the entity, is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity's returns. Subsidiaries are consolidated from the date control commences until the date control ceases.

The financial statements of the Group companies are consolidated on a line-by-line basis and intra-group balances and transactions including unrealized gain / loss from such transactions are eliminated upon consolidation. These financial statements are prepared by applying uniform accounting policies in use at the Group. Non-controlling interests which represent part of the net profit or loss and net assets of subsidiaries that are not, directly or indirectly, owned or controlled by the company, are excluded.

Refer to note 2.19 for the list of subsidiaries and controlled trusts of the Company.

1.4 Use of estimates and judgements

The preparation of the financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the application of accounting policies and the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Application of accounting policies that require critical accounting estimates involving complex and subjective judgments and the use of assumptions in these financial statements have been disclosed in Note 1.5. Accounting estimates could change from period to period. Actual results could differ from those estimates. Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. Changes in estimates and judgments are reflected in the consolidated financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

1.5 Critical accounting estimates and judgements

a. Revenue recognition

The group uses the percentage-of-completion method in accounting for its fixed-price contracts. Use of the percentage-of-completion method requires the group to estimate the efforts or costs expended to date as a proportion of the total efforts or costs to be expended. Efforts or costs expended have been used to measure progress towards completion as there is a direct relationship between input and productivity.

Further, the Group uses significant judgements while determining the transaction price allocated to performance obligations using the expected cost plus margin approach.

Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the expected contract estimates at the reporting date.

b. Income taxes

The company's two major tax jurisdictions are India and the U.S., though the company also files tax returns in other overseas jurisdictions. Significant judgments are involved in determining the provision for income taxes, including amount expected to be paid/recovered for uncertain tax positions.

In assessing the realizability of deferred income tax assets, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes that the group will realize the benefits of those deductible differences. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced. (Refer to Note 2.17)

c. Business combinations and intangible assets

Business combinations are accounted for using IFRS 3 (Revised), Business Combinations. IFRS 3 requires the identifiable intangible assets and contingent consideration to be fair valued in order to ascertain the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets. These valuations are conducted by independent valuation experts (Refer to Note 2.8 and 2.9).

d. Property, plant and equipment

Property, plant and equipment represent a significant proportion of the asset base of the Group. The charge in respect of periodic depreciation is derived after determining an estimate of an asset’s expected useful life and the expected residual value at the end of its life. The useful lives and residual values of the Group's assets are determined by management at the time the asset is acquired and reviewed periodically, including at each financial year end. The lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology (Refer to Note 2.7).

e. Impairment of Goodwill

Goodwill is tested for impairment on an annual basis and whenever there is an indication that the recoverable amount of a cash generating unit is less than its carrying amount based on a number of factors including operating results, business plans, future cash flows and economic conditions. The recoverable amount of cash generating units is determined based on higher of value-in-use and fair value less cost to sell. The goodwill impairment test is performed at the level of the cash-generating unit or groups of cash-generating units which are benefitting from the synergies of the acquisition and which represents the lowest level at which goodwill is monitored for internal management purposes.

Market related information and estimates are used to determine the recoverable amount. Key assumptions on which management has based its determination of recoverable amount include estimated long term growth rates, weighted average cost of capital and estimated operating margins. Cash flow projections take into account past experience and represent management’s best estimate about future developments (Refer to Note 2.8).

f. Non-current assets and Disposal groups held for sale

Assets and liabilities of disposal groups held for sale are measured at the lower of carrying amount and fair value less costs to sell. The determination of fair value less costs to sell includes use of management estimates and assumptions. The fair value of the disposal groups have been estimated using valuation techniques including income and market approach which includes unobservable inputs.

Non-current assets and Disposal Group that ceases to be classified as held for sale shall be measured at the lower of carrying amount before the Non-current asset and Disposal Group was classified as held for sale adjusted for any depreciation/ amortization and its recoverable amount at the date when the Disposal Group no longer meets the " Held for sale" criteria. Recoverable amounts of assets reclassified from held for sale have been estimated using management’s assumptions which consist of significant unobservable inputs.

1.6 Recent accounting pronouncements

1.6.1 Standards issued but not yet effective

IFRS 16 Leases: On January 13, 2016, the International Accounting Standards Board issued IFRS 16, Leases replacing the existing leases Standard, IAS 17 Leases and related Interpretations. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract i.e., the lessee and the lessor. IFRS 16 introduces a single lessee accounting model for a lessee and requires the lessee to recognize assets and liabilities for all leases unless the lease term is twelve months or less or unless the underlying asset is low value in nature. Currently, operating lease expenses are charged to the statement of comprehensive income. IFRS 16 will result in an increase in cash inflows from operating activities and an increase in cash outflows from financing activities on account of repayment of lease liabilities. The Standard also contains enhanced disclosure requirements for lessees. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17.

The effective date for adoption of IFRS 16 is annual periods beginning on or after January 1, 2019 and the standard permits two possible methods of transition:

•	Full retrospective – Retrospectively to each prior period presented applying IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
•	Modified retrospective – Retrospectively, with the cumulative effect of initially applying the Standard recognized at the date of initial application

Under modified retrospective approach, the lessee records the lease liability as the present value of the remaining lease payments, discounted at the incremental borrowing rate and the right of use asset either as:

•	Its carrying amount as if the standard had been applied since the commencement date, but discounted at lessee’s incremental borrowing rate at the date of initial application or
•

An amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments related to that lease recognized under IAS 17 immediately before the date of initial application.

Certain practical expedients are available under both the methods.

On completion of evaluation of the effect of adoption of IFRS 16, the Group is proposing to use the ‘Modified Retrospective Approach’ for transitioning to IFRS 16, and take the cumulative adjustment to retained earnings, on the date of initial application (April 1, 2019). Accordingly, comparatives for the year ended March 31, 2019 will not be retrospectively adjusted. The Group has elected certain available practical expedients on transition.

The effect of adoption as on transition date would majorly result in an increase in Right of use asset approximately by $395 million, net investment in sub-lease approximately by $60 million and an increase in lease liability approximately by $495 million. The cumulative effect of applying the standard  would be adjusted in retained earnings, net of taxes

IFRIC 23, Uncertainty over Income Tax Treatments: The International Accounting Standards Board (IASB) issued IFRS interpretation IFRIC 23 Uncertainty over Income Tax Treatments which is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

The standard permits two possible methods of transition - i) Full retrospective approach – Under this approach, IFRIC 23 will be applied retrospectively to each prior reporting period presented in accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors, without using hindsight and ii) Retrospectively with cumulative effect of initially applying IFRIC 23 recognized by adjusting equity on initial application, without adjusting comparatives.

The effective date for adoption of IFRIC 23 is annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Group will adopt the standard on April 1, 2019 and has decided to adjust the cumulative effect in equity on the date of initial application i.e. April 1, 2019 without adjusting comparatives.

The effect on adoption of IFRIC 23 would be insignificant in the consolidated financial statements.

Amendment to IAS 12 – Income taxes: In December 2017, the IASB issued amendments to the guidance in IAS 12, ‘Income Taxes’, in connection with accounting for dividend distribution taxes.

The amendment clarifies that an entity shall recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.

Effective date for application of this amendment is annual period beginning on or after January 1, 2019, although early application is permitted. The Group is currently evaluating the effect of this amendment on the consolidated financial statements.

Amendment to IAS 19 – plan amendment, curtailment or settlement- On February 7, 2018, the IASB issued amendments to the guidance in IAS 19, ‘Employee Benefits’, in connection with accounting for plan amendments, curtailments and settlements.

The amendments require an entity:

•	to use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and
•

to recognize in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognised because of the impact of the asset ceiling.

Effective date for application of this amendment is annual period beginning on or after January 1, 2019, although early application is permitted. The Group does not have any impact on account of the amendment.

Amendment to IFRS 3 Business Combinations - On October 22, 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment also introduces an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2020, although early adoption is permitted. The Group is currently evaluating the effect of this amendment on the consolidated financial statements.